Unaudited Consolidated Statements of Income (Loss) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Voyage revenues (notes 5b and 9a)	$ 122,315,000	$ 100,904,000	$ 237,621,000	$ 202,084,000
Voyage expenses	(7,951,000)	(996,000)	(13,752,000)	(2,433,000)
Vessel operating expenses (note 9a)	(33,969,000)	(26,001,000)	(62,436,000)	(49,389,000)
Depreciation and amortization	(29,794,000)	(26,794,000)	(59,061,000)	(52,914,000)
General and administrative expenses (notes 9a and 13)	(7,096,000)	(4,642,000)	(13,667,000)	(8,799,000)
Write-down of vessels (notes 14a, b, d and e)	(33,000,000)	(12,600,000)	(51,662,000)	(12,600,000)
Restructuring charges (note 14c)	0	0	(1,396,000)	0
Income (loss) from vessel operations	10,505,000	29,871,000	35,647,000	75,949,000
Equity income (loss) (note 6c)	11,194,000	(507,000)	37,918,000	5,380,000
Interest expense (notes 7 and 10)	(28,171,000)	(20,525,000)	(52,877,000)	(37,513,000)
Interest income	902,000	579,000	1,816,000	1,433,000
Realized and unrealized gain (loss) on non-designated derivative instruments (note 10)	4,302,000	(7,384,000)	12,303,000	(6,197,000)
Foreign currency exchange gain (loss) (notes 7 and 10)	8,443,000	(15,825,000)	7,170,000	(19,393,000)
Other income (expense) (note 11c)	350,000	390,000	(52,232,000)	781,000
Net income (loss) before income tax expense	7,525,000	(13,401,000)	(10,255,000)	20,440,000
Income tax expense (note 8)	(843,000)	(236,000)	(1,622,000)	(393,000)
Net income (loss)	6,682,000	(13,637,000)	(11,877,000)	20,047,000
Non-controlling interest in net income (loss)	3,948,000	2,436,000	(7,717,000)	7,063,000
Preferred unitholders' interest in net income (loss)	6,426,000	2,813,000	12,851,000	5,625,000
General Partner’s interest in net income (loss)	(68,000)	(378,000)	(340,000)	147,000
Limited partners’ interest in net income (loss)	$ (3,624,000)	$ (18,508,000)	$ (16,671,000)	$ 7,212,000
Limited partners’ interest in net income (loss)
• Basic (usd per unit)	$ (0.05)	$ (0.23)	$ (0.21)	$ 0.09
• Diluted (usd per unit)	$ (0.05)	$ (0.23)	$ (0.21)	$ 0.09
• Diluted
• Basic (units)	79,687,499	79,626,819	79,667,384	79,608,587
• Diluted (units)	79,687,499	79,626,819	79,667,384	79,741,256
Cash distributions declared per common unit (usd per unit)	$ 0.14	$ 0.14	$ 0.28	$ 0.28